Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (51)	$ (23)	$ (26)
Non-deductible and non-taxable permanent differences, net	5	(18)	8
Income (loss) on equity-method investments	2		(11)
Valuation allowance adjustments	10	1	26
Current year credits	34	44	53
Other tax and credits	(34)	(13)	8
Benefits from tax holidays	49	42	65
Net impact of changes to uncertain tax positions	(22)	8	(92)
Earnings of subsidiaries taxed at different rates	(24)	(20)	(8)
Income tax benefit (expense)	$ (31)	$ 21	$ 23